UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                                                                    SEC File No.

                                                                     000-26809

                           NOTIFICATION OF LATE FILING

(Check One): [ ] Form 10-K  [ ] Form 20-F  [ ] Form 11-K   [X] Form 10-Q
             [ ] Form N-SAR [ ] Form N-CSR

For Period Ended:          September 30, 2005
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[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________


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    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: The entire Form 10-QSB for the Quarterly Period Ended September 30, 2005

PART I -- REGISTRANT INFORMATION

SmartVideo Technologies, Inc.
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Full Name of Registrant

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Former Name, if Applicable

3505 Koger Boulevard, Suite 400
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Address of Principal Executive Office (Street and Number)

Duluth, Georgia  30096
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

    [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
    [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date
    [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

     The Registrant is unable, without unreasonable effort or expense, to file its Form 10-QSB for the quarter ended September 30, 2005 within the prescribed period. The additional time required to file the Form 10-QSB is necessary to ensure the filing of a complete and accurate Form 10-QSB. The Registrant believes that the Form 10-QSB will be filed on or before the fifth calendar day following the due date.


PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

        Richard E. Bennett, Jr.       (770)             279-3100
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                (Name)             (Area Code)     (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X] Yes [ ] No

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[ ] Yes [X] No


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                          SmartVideo Technologies, Inc.
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                (Name of Registrant as Specified in its Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: November 15, 2005             By:      /s/ Richard E. Bennett, Jr.
                                        ---------------------------------------
                                                 Richard E. Bennett, Jr.
                                          President & Chief Executive Officer


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